Credit risk concentrations (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Summary of credit exposure
The following table summarizes the credit exposure of the Bank by geographic region. The exposure amounts disclosed below do not include accrued interest and are gross of allowances for credit losses and gross of collateral held.

	December 31, 2021				December 31, 2020
Geographic region	Cash due from banks, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure	Cash due from banks, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure
Australia	—	—	—	—	220,871	—	—	220,871
Belgium	8,675	—	—	8,675	4,271	—	—	4,271
Bermuda	46,683	2,080,385	297,731	2,424,799	51,329	2,225,401	323,097	2,599,827
Canada	1,193,387	—	—	1,193,387	996,213	—	—	996,213
Cayman	39,018	1,060,328	379,518	1,478,864	29,480	948,290	396,654	1,374,424
Germany	85,886	—	—	85,886	107,412	—	—	107,412
Guernsey	1	735,786	169,904	905,691	1	779,915	213,461	993,377
Ireland	37,236	—	—	37,236	83,842	—	—	83,842
Japan	4,873	—	—	4,873	6,029	—	—	6,029
Jersey	—	78,048	34,298	112,346	—	26,773	35,224	61,997
New Zealand	—	—	—	—	23,463	—	—	23,463
Norway	57,132	—	—	57,132	57,900	—	—	57,900
Switzerland	2,441			2,441	4,510	—	—	4,510
The Bahamas	1,511	9,361		10,872	1,516	12,024	—	13,540
United Kingdom	990,624	1,304,835	117,200	2,412,659	1,291,655	1,202,505	140,663	2,634,823
United States	1,003,365	—	—	1,003,365	1,428,090	—	—	1,428,090
Other	4,026	—	—	4,026	3,088	—	—	3,088
Total gross exposure	3,474,858	5,268,743	998,651	9,742,252	4,309,670	5,194,908	1,109,099	10,613,677